Other information - Non-cash (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Non-cash transactions:
Addition of plant and equipment by means of capital leases	CAD 23,490	CAD 20,058
Reclass from plant and equipment to assets held for sale	(1,374)	(1,566)
Non-cash working capital exclusions:
Decrease in inventory resulting from reclassification to plant and equipment	0	(1,128)
Decrease in inventory related to a non-monetary transaction	(575)	0
Net increase in accounts receivable related to sale of plant and equipment	0	(3,600)
Net decrease in accounts payable related to change in the lease inducement payable on the sublease	0	(107)
Net increase (decrease) in accrued liabilities related to dividend payable	569	(697)
Operating activities:
Accounts receivable	(15,344)	45,367
Unbilled revenue	1,600	26,057
Inventories	(1,437)	3,746
Prepaid expenses and deposits	126	690
Accounts payable	4,517	(29,751)
Accrued liabilities	4,144	(6,892)
Billings in excess of costs incurred and estimated earnings on uncompleted contracts	614	457
Net changes in non-cash working capital	(5,780)	39,674
Purchase of property, plant and equipment
Non-cash working capital exclusions:
Net decrease in accounts payable related to purchase of plant and equipment	0	(3,197)
Increase in accrued liabilities related to the current portion of the deferred gain on sale leaseback	365	128
Restricted share units (RSUs) | Restricted share unit plan
Non-cash working capital exclusions:
Net change in accrued liabilities related to current portion of plan liabilities	(671)	(338)
Deferred stock units (DSUs) | Directors' deferred share unit plan
Non-cash working capital exclusions:
Net change in accrued liabilities related to current portion of plan liabilities	0	(408)
Stock options | Senior executive stock option plan
Non-cash working capital exclusions:
Net change in accrued liabilities related to current portion of plan liabilities	CAD 0	CAD (22)